UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 44.9%
DWS Capital Growth Fund "Institutional" (a)	79,991	5,337,772
DWS Core Equity Fund "Institutional" (a)	335,448	7,181,938
DWS Diversified International Equity Fund "Institutional" (a)	110,205	810,008
DWS EAFE Equity Index Fund "Institutional" (a)	646,188	8,452,139
DWS Emerging Markets Equity Fund "Institutional" (a)	127,090	2,029,626
DWS Equity 500 Index Fund "Institutional" (a)	81,426	15,067,042
DWS Equity Dividend Fund "Institutional" (a)	35,751	1,398,941
DWS International Fund "Institutional" (a)	22,410	1,014,032
DWS Small Cap Core Fund "S" (a)	133,000	3,041,704
DWS World Dividend Fund "Institutional" (a)	49,286	1,298,189

Total Equity - Equity Funds (Cost $36,580,322)		45,631,391
Equity - Exchange-Traded Funds 2.7%
iShares MSCI Canada Index Fund	2,768	76,757
SPDR Barclays Capital Convertible Securities Fund	36,781	1,611,008
Vanguard FTSE All World ex-U.S. Small-Cap Fund	10,884	1,027,014

Total Equity - Exchange-Traded Funds (Cost $2,323,117)		2,714,779
Fixed Income - Bond Funds 50.0%
DWS Core Fixed Income Fund "Institutional" (a)	1,817,146	18,026,084
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	328,721	1,028,898
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	92,635	1,018,983
DWS Enhanced Global Bond Fund "S" (a)	549,893	5,553,915
DWS Floating Rate Fund "Institutional" (a)	110,829	1,052,873
DWS Global High Income Fund "Institutional" (a)	144,962	1,043,726
DWS Global Inflation Fund "Institutional" (a)	286,044	2,986,297
DWS High Income Fund "Institutional" (a)	417,803	2,093,194
DWS U.S. Bond Index Fund "Institutional" (a)	1,693,197	17,998,680

Total Fixed Income - Bond Funds (Cost $51,155,479)		50,802,650
Fixed Income - Exchange-Traded Fund 1.0%
WisdomTree Emerging Markets Local Debt Fund (Cost $980,251)	19,674	987,832
Market Neutral Fund 1.3%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $1,247,480)	130,551	1,289,842
Fixed Income - Money Market Fund 0.2%
Central Cash Management Fund, 0.07% (a) (b) (Cost $178,420)	178,420	178,420

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,465,069) †	100.1	101,604,914
Other Assets and Liabilities, Net	(0.1)	(100,375)

Net Assets	100.0	101,504,539

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $93,455,430.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $8,149,484.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,739,645 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,590,161.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2013 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/2013
DWS Capital Growth Fund	6,460,859	2,259,001	4,085,000	274,035	84,001	—	5,337,772
DWS Core Equity Fund	9,595,855	440,241	4,430,000	344,943	140,241	—	7,181,938
DWS Diversified International Equity Fund	3,936,762	75,280	3,565,000	173,139	75,280	—	810,008
DWS EAFE Equity Index Fund	3,795,526	4,741,628	825,000	(8,497)	216,628	—	8,452,139
DWS Emerging Markets Equity Fund	2,810,616	102,409	1,045,000	(36,436)	42,409	—	2,029,626
DWS Equity 500 Index Fund	16,091,799	2,261,278	5,670,000	324,476	291,278	—	15,067,042
DWS Equity Dividend Fund	6,227,683	87,929	5,240,000	398,097	87,929	—	1,398,941
DWS Global Small Cap Growth Fund	151,391	—	151,593	(8,049)	—	—	—
DWS Global Growth Fund	1,019,322	9,975	1,144,277	(151,450)	9,975	—	—
DWS International Fund	1,307,522	50,105	495,000	(21,953)	50,105	—	1,014,032
DWS Mid Cap Value Fund	1,305,723	—	1,339,673	86,134	—	—	—
DWS RREEF Real Estate Securities Fund	1,128,678	4,661	1,107,799	102,717	4,661	—	—
DWS Small Cap Core Fund	1,217,381	1,825,015	540,000	23,799	20,015	—	3,041,704
DWS Small Cap Growth Fund	1,728,990	—	1,817,799	419,701	—	—	—
DWS Small Cap Value Fund	2,447,060	93,069	2,678,760	317,202	19,376	23,693	—
DWS Technology Fund	1,470,693	—	1,411,016	196,703	—	—	—
DWS World Dividend Fund	—	1,225,538	35,000	1,687	5,538	—	1,298,189
DWS Core Fixed Income Fund	23,116,315	3,051,366	7,860,000	(480,793)	400,797	—	18,026,084
DWS Enhanced Commodity Strategy Fund	1,421,020	104,377	365,000	(117,297)	29,377	—	1,028,898
DWS Enhanced Emerging Markets Fixed Income Fund	1,389,969	109,999	500,000	15,447	34,999	—	1,018,983
DWS Enhanced Global Bond Fund	6,973,769	7,183,623	8,510,000	(290,569)	172,163	211,459	5,553,915
DWS Floating Rate Fund	—	1,419,283	380,000	2,668	29,283	—	1,052,873
DWS Global High Income Fund	710,541	751,654	455,000	6,750	60,725	1,077	1,043,726
DWS Global Inflation Fund	3,513,017	963,039	1,290,000	4,278	9,369	48,670	2,986,297
DWS High Income Fund	3,918,446	142,219	2,055,000	49,340	136,854	5,365	2,093,194
DWS U.S. Bond Index Fund	24,017,624	3,514,053	8,590,000	(52,902)	414,459	388,567	17,998,680
DWS Disciplined Market Neutral Fund	1,951,143	25,000	730,000	7,839	—	—	1,289,842
Central Cash Management Fund	944,404	13,223,813	13,989,797	—	—	—	178,420
	128,652,108	43,664,555	80,305,714	1,581,009	2,335,462	678,831	97,902,303

(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$45,631,391	$—	$—	$45,631,391
Exchange-Traded Funds(c)	3,702,611	—	—	3,702,611
Bond Funds	50,802,650	—	—	50,802,650
Market Neutral Fund	1,289,842	—	—	1,289,842
Money Market Funds	178,420	—	—	178,420
Total	$101,604,914	$—	$—	$101,604,914

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013